other comprehensive income	6 Months Ended
Jun. 30, 2022
other comprehensive income
other comprehensive income
11	other comprehensive income

									Item never		Item never
									reclassified to		reclassified to
	Items that may subsequently be reclassified to income								income		income
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(e))
	Derivatives used to manage currency risk			Derivatives used to manage other market risks				Cumulative	Change in
		Prior period			Prior period			foreign	measurement		Employee
	Gains	(gains) losses		Gains	(gains) losses			currency	of investment	Accumulated	defined benefit
	(losses)	transferred to		(losses)	transferred to			translation	financial	other	plan	Other
Periods ended June 30 (millions)	arising	net income	Total	arising	net income	Total	Total	adjustment	assets	comp. income	re-measurements	comp. income
THREE-MONTH
Accumulated balance as at April 1, 2021			$41			$(5)	$36	$86	$25	$147
Other comprehensive income (loss)
Amount arising	$(34)	$73	39	$(1)	$2	1	40	(42)	(4)	(6)	$139	$133
Income taxes	$(2)	$14	12	$—	$—	—	12	—	(1)	11	36	47
Net			27			1	28	(42)	(3)	(17)	$103	$86
Accumulated balance as at June 30, 2021			$68			$(4)	$64	$44	$22	$130
Accumulated balance as at April 1, 2022			$169			$(2)	$167	$(42)	$88	$213
Other comprehensive income (loss)
Amount arising	$182	$(174)	8	$1	$—	1	9	(21)	(5)	(17)	$186	$169
Income taxes	$26	$(30)	(4)	$—	$—	—	(4)	—	(1)	(5)	48	43
Net			12			1	13	(21)	(4)	(12)	$138	$126
Accumulated balance as at June 30, 2022			$181			$(1)	$180	$(63)	$84	$201

SIX-MONTH
Accumulated balance as at January 1, 2021			$(40)			$(6)	$(46)	$155	$26	$135
Other comprehensive income (loss)
Amount arising	$11	$129	140	$—	$2	2	142	(111)	(5)	26	$1,050	$1,076
Income taxes	$8	$24	32	$—	$—	—	32	—	(1)	31	272	303
Net			108			2	110	(111)	(4)	(5)	$778	$773
Accumulated balance as at June 30, 2021			$68			$(4)	$64	$44	$22	$130
Accumulated balance as at January 1, 2022			$81			$(3)	$78	$25	$83	$186
Other comprehensive income (loss)
Amount arising	$188	$(67)	121	$1	$1	2	123	(88)	1	36	$400	$436
Income taxes	$30	$(9)	21	$—	$—	—	21	—	—	21	103	124
Net			100			2	102	(88)	1	15	$297	$312
Accumulated balance as at June 30, 2022			$181			$(1)	$180	$(63)	$84	$201
Attributable to:
Common Shares										$235
Non-controlling interests										(34)
										$201